OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER OPERATING INCOME (EXPENSES), NET
Recovered expenses and fines (1)	R$ 503,777	R$ 3,962,150	R$ 355,415
Provisions for labor, tax and civil contingencies (Note 19) (2)	(625,480)	(1,258,966)	(999,419)
Net gain (loss) on asset disposal/loss	408,160	114,853	108,767
Other operating income (expenses)	17,561	(367,115)	(187,249)
Total	304,018	2,450,922	(722,486)
Other operating income	929,498	4,077,003	464,182
Other operating expenses	R$ (625,480)	R$ (1,626,081)	R$ (1,186,668)